BANK LOANS - Short-term bank loans (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Short-term bank loans	¥ 116,800,000	$ 16,450,936			¥ 156,300,000
Weighted average interest rates	3.85%	3.85%			4.09%
Secured loan agreement with Shanghai Pudong Development Bank
Debt Instrument [Line Items]
Principal amount of debt			¥ 57,000,000			¥ 152,000,000
Time deposits collateralized, short-term investments						¥ 30,000,000
Debt instrument, interest rate			3.50%			5.00%
Secured Loan Agreement With Shanghai pudong development bank, february 2023
Debt Instrument [Line Items]
Short-term bank loans	¥ 116,800,000	$ 16,450,936
Principal amount of debt				¥ 117,000,000
Time deposits collateralized, short-term investments	¥ 130,000,000
Debt instrument, interest rate				3.85%